Average Annual Total Returns - Direxion Monthly NASDAQ-100 Bull 2X Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	101.00%	43.88%	37.57%	92.17%	40.73%	35.88%	59.30%	35.46%	32.80%	48.88%	24.27%	20.63%